CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenue, net	$ 99	$ 654	$ 231	$ 3,392	$ 3,276	$ 1,536
Cost of revenues	(392)	(83)	(704)	(560)	(1,488)	(6,964)
Gross loss	(293)	571	(473)	2,832	1,788	(5,428)
Income from grants	1	424	43	1,262	887	1,582
Research and development expenses	(342)	(695)	(698)	(2,110)	(3,225)	(7,567)
Administrative and selling expenses					(14,318)	(28,825)
Sublease income				145	145	543
Amortization of intangibles	(7)	(1)	(14)	(2)	(29)	(207)
Credit loss – customer contracts	(328)		(515)		(3,617)	(1,048)
Impairment losses						(9,763)
Operating loss	(2,925)	2,673	(5,863)	(1,692)	(18,369)	(50,713)
Fair value change of warrant liability				59	59	394
Finance income / (expenses), net	(325)	(54)	(569)	(286)	(535)	104
Foreign exchange gains / (losses), net	293	(156)	394	(165)	(272)	101
Loss Contingency	(840)	36	(1,034)	(4,871)	(4,724)
Net gains/ (losses) on disposal/write-offs of property, plant and equipment and intangible assets		(12,714)		(12,735)	(6,235)
Other income / (expenses), net		2	2	6	7	(870)
Loss before income tax	(3,797)	(10,213)	(7,070)	(19,684)	(30,069)	(50,984)
Income taxes	0	0	(1)	55	55	82
Net loss from continuing operations	(3,797)	(10,213)	(7,071)	(19,629)	(30,014)	(50,902)
Income (loss) from discontinued operations		(1,060)		(1,000)	(10,980)	(20,495)
Net loss	$ (3,797)	$ (11,273)	$ (7,071)	$ (20,629)	$ (40,994)	$ (71,397)
Net loss per share
Basic loss per share from continuing operations	$ (1.42)	$ (3.88)	$ (2.66)	$ (7.52)	$ (11.46)	$ (26.55)
Basic loss per share from discontinued operations		(0.40)		(0.38)	(4.19)	(10.69)
Basic loss per share	$ (1.42)	$ (4.28)	$ (2.66)	$ (7.91)	$ (15.65)	$ (37.24)
Basic weighted average number of shares	2,665,089	2,634,179	2,653,490	2,609,549	2,618,857	1,917,179
Diluted loss per share from continuing operations	$ (1.42)	$ (3.88)	$ (2.66)	$ (7.52)	$ (11.46)	$ (26.55)
Diluted loss per share from discontinued operations		(0.40)		(0.38)	(4.19)	(10.69)
Diluted loss per share	$ (1.42)	$ (4.28)	$ (2.66)	$ (7.91)	$ (15.65)	$ (37.24)
Diluted weighted average number of shares	2,665,089	2,634,179	2,653,490	2,609,549	2,618,857	1,917,179